Convertible Notes Payable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Total convertible note payable	$ 200,000	$ 302,480
Less unamortized debt derivative discounts	30,010	149,456
Convertible note payable	169,990	153,024
Less: current portion	169,990	153,024
Convertible note payable, less current portion
On October 30 2017 Second Diamond Rock Note [Member]
Total convertible note payable	50,000
On October 30 2017 Second SEG Note [Member]
Total convertible note payable	40,000
On October 30 2017 Second RDW Note [Member]
Total convertible note payable
On August 8 2017 Diamond Rock LLC[Member]
Total convertible note payable	35,000
On August 8 2017 Special Equities Group LLC [Member]
Total convertible note payable	50,000
On August 8 2017 RDW Capital LLC [Member]
Total convertible note payable	25,000
On October 10, 2016 Unserured loan [Member]
Total convertible note payable		275,000
On March 11, 2016 Unsecured loan [Member]
Total convertible note payable		$ 27,480